DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Sep. 30, 2011
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Entity Registrant Name	Vu1 CORP
Entity Central Index Key	0000906448
Entity Filer Category	Smaller Reporting Company